Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Carrying Amounts and Estimated Fair Values of Long-Term Debt

Since Centuri’s debt is not publicly traded, fair values for the secured revolving credit and term loan facility and other debt obligations were based on a conventional discounted cash flow methodology and utilized current market pricing yield curves, across Centuri’s debt maturity spectrum, of other industrial bonds with an assumed credit rating comparable to the Company’s.

December 31,	2015		2014
	Carrying Amount	Market Value	Carrying Amount	Market Value
(Thousands of dollars)
Debentures:
Notes, 4.45%, due 2020	$125,000	$130,273	$125,000	$133,403
Notes, 6.1%, due 2041	125,000	141,581	125,000	157,290
Notes, 3.875%, due 2022	250,000	253,600	250,000	262,030
Notes, 4.875%, due 2043	250,000	251,483	250,000	280,903
8% Series, due 2026	75,000	97,035	75,000	102,296
Medium-term notes, 7.59% series, due 2017	25,000	26,253	25,000	27,573
Medium-term notes, 7.78% series, due 2022	25,000	29,855	25,000	31,144
Medium-term notes, 7.92% series, due 2027	25,000	31,890	25,000	33,695
Medium-term notes, 6.76% series, due 2027	7,500	8,684	7,500	9,156
Unamortized discount and debt issuance costs	(6,137)		(6,604)

	901,363		900,896

Revolving credit facility and commercial paper	150,000	150,000	150,000	150,000

Industrial development revenue bonds:
Variable-rate bonds:
Tax-exempt Series A, due 2028	50,000	50,000	50,000	50,000
2003 Series A, due 2038	50,000	50,000	50,000	50,000
2008 Series A, due 2038	50,000	50,000	50,000	50,000
2009 Series A, due 2039	50,000	50,000	50,000	50,000
Fixed-rate bonds:
5.25% 2003 Series D, due 2038	—	—	20,000	20,277
5.00% 2004 Series B, due 2033	—	—	31,200	31,223
4.85% 2005 Series A, due 2035	100,000	100,452	100,000	100,071
4.75% 2006 Series A, due 2036	24,855	25,130	24,855	25,399
Unamortized discount and debt issuance costs	(3,946)		(5,964)

	320,909		370,091

Centuri term loan facility	112,571	112,665	142,071	143,021
Unamortized debt issuance costs	(692)		(816)

	111,879		141,255

Centuri secured revolving credit facility	60,627	60,724	57,196	57,320
Centuri other debt obligations	25,901	26,059	31,128	31,127

	1,570,679		1,650,566
Less: current maturities	(19,475)		(19,192)

Long-term debt, less current maturities	$1,551,204		$1,631,374

Summary of Effective Interest Rates on Variable-Rate IDRBs

The effective interest rates on the variable-rate IDRBs are included in the table below:

	December 31, 2015	December 31, 2014
2003 Series A	0.87%	0.85%
2008 Series A	0.87%	0.90%
2009 Series A	0.75%	0.89%
Tax-exempt Series A	0.81%	0.84%

Estimated Maturities of Long-Term Debt	Estimated maturities of long-term debt for the next five years are (in thousands):

2016	$19,475
2017	42,245
2018	14,906
2019	142,452
2020	275,238